CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Q1) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net (loss) income	$ (2,234,269)	$ 1,522,559
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Change in fair value of warrant liability	681,000	0
Recovery of offering costs allocated to warrants	(309,534)
Income from investments held in Trust Account	(253,990)	(2,534,447)
Changes in assets and liabilities:
Prepaid expenses	2,795	96,376
Accounts payable and accrued expenses	1,282,772	138,058
Franchise tax payable	9,866	(13,283)
Due to related party	30,000	30,000
Income taxes payable	121,281	95,314
Net cash used in operating activities	(360,545)	(665,423)
Cash flows from investing activities:
Investments in trust account	(137,406)	0
Funds withdrawn for redemptions	43,640,022	0
Withdrawal of investments held in Trust for taxes	40,134	0
Return of excess withdrawals for taxes	(75,773)	0
Net cash provided by investing activities	43,466,977	0
Cash flows from financing activities:
Redemption of common stock	(43,640,022)	0
Proceeds from issuance of promissory note to related party	275,000	0
Net cash used in financing activities	(43,365,022)	0
Net change in cash	(258,590)	(665,423)
Cash, beginning of the period	300,167	1,426,006
Cash, end of the period	41,577	760,583
Supplemental disclosure of cash flow information:
Accretion for Class A common stock to redemption amount	220,115	1,961,604
Payment of federal income taxes	$ 0	$ 427,529